Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Property and Equipment:
Depreciation expense	$ 7,474	$ 3,442	$ 13,963	$ 10,423	$ 16,224	$ 8,342